TERMINATION OF THIRD LICENSE AGREEMENT	9 Months Ended	12 Months Ended
	Nov. 30, 2014	Feb. 28, 2014
Research and Development [Abstract]
TERMINATION OF THIRD LICENSE AGREEMENT

On October 31, 2014, we provided the Licensee notice to terminate the License Agreement dated January 3, 2012, in connection with the patent application entitled “An In Vivo Quantitative Screening Test For Anti-Metastasis Treatment Efficacy” (the “Third License Agreement”). All obligations pursuant to the Third License Agreement have been satisfied.  Management determined that the intellectual property covered by the Third License Agreement was non-essential to its business and not related to its focus on the commercialization of its epigenetic-based diagnostics.

License Agreement

The Company entered in to a Patent and Technology License Agreement (the “License Agreement”) with the Albert Einstein College of Medicine of Yeshiva University, Massachusetts Institute of Technology, Cornell University, and the IFO-Regina Elena Cancer Institute (together the “Licensors”) during August 2010.  In conjunction with entering into the License Agreement, the Company also entered into a Stock Subscription Agreement (the “Subscription Agreement”) and a Stockholders Agreement (the “Stockholders Agreement”) with the Licensors, which included provisions such as participation rights in future financings, co-sale rights, and certain limited anti-dilution rights.  The License Agreement grants the Company a world-wide exclusive license to materials and methods for use in the diagnosis and treatment of metastatic spread of solid tumor cancers.  In return, the Company has agreed to grant Company equity to the Licensors, to reimburse the Licensors patent expenses thus far incurred, to pay all future patent expenses, pay a royalty on any sales of product using licensed technology, as well as certain minimum royalties and milestone payments.

Pursuant to the License Agreement, we are also obligated to make the following royalties and payments to the Licensors:

•	Royalty payment of a specified percentage of net sales.
•	Minimum royalty payment of a specified percentage of net sales in case MetaStat pays royalties to unaffiliated third parties for patent rights.
•	Issue 30% of MBM’s outstanding common stock to the Licensors calculated on a fully diluted, as converted basis. Accordingly, on August 26, 2010 MBM issued 3,290,570 common shares valued at $74,786.
•	Non-refundable license fee of $25,000 upon execution of License Agreement.
•	License maintenance fee of $30,000 on each of the first, second, third and fourth anniversary of the License Agreement. The payment may be credited against royalties made during the twelve month period.
•	License maintenance fee of $50,000, and $75,000 on the fifth and sixth anniversaries of the License Agreement, respectively. Each payment may be credited against royalties made during each such twelve month period.
•	License maintenance fee of $100,000 on the seventh and each subsequent anniversary of the License Agreement. Each payment may be credited against royalties made during each such twelve month period.

License payments are expensed as incurred and recorded in research and development expense.

Second License Agreement and Third License Agreement

Additionally, effective in March 2012, we entered into two additional license agreements with Einstein. The second license agreement with Einstein (the “Second License Agreement”) and the third license agreement with Einstein (the “Third License Agreement”) both cover pending patent applications, patent disclosures, cell lines and technology surrounding discoveries in the understanding of the underlying mechanisms of systemic metastasis in solid epithelial cancers. The Second License Agreement and the Third License Agreement both require certain customary payments such as a license signing fee, reimbursement of patent expenses, annual license maintenance fees, milestone payments, and the payment of royalties on sales of products or services covered under such agreements.

Pursuant to the Second License Agreement, we are also obligated to make the following royalties and payments to the Einstein:

•	Royalty payment of a specified percentage of net sales.
•	Minimum royalty payment of a specified percentage of net sales in case MetaStat pays royalties to unaffiliated third parties for patent rights.
•	Non-refundable license fee of $15,000 upon execution of Second License Agreement.
•	License maintenance fee of $12,000 on each of the first and second anniversary of the Second License Agreement. The payment may be credited against royalties made during the twelve month period.
•	License maintenance fee of $30,000, on each of the third, and forth anniversary of the Second License Agreement and $50,000 on the fifth anniversary of the Second License Agreement and $75,000 on the sixth anniversary of the Second License Agreement, respectively. Each payment may be credited against royalties made during each such twelve month period.
•	License maintenance fee of $100,000 on the seventh and each subsequent anniversary of the Second License Agreement. Each payment may be credited against royalties made during each such twelve month period.

Pursuant to the Third License Agreement, we are also obligated to make the following royalties and payments to the Einstein:

•	Royalty payment of a specified percentage of net sales.
•	Minimum royalty payment of a specified percentage of net sales in case MetaStat pays royalties to unaffiliated third parties for patent rights.
•	Non-refundable license fee of $15,000 upon execution of Third License Agreement.
•	License maintenance fee of $12,000 on each of the first and second anniversary of the Third License Agreement. The payment may be credited against royalties made during the twelve month period.
•	License maintenance fee of $30,000, on each of the third, and forth anniversary of the Third License Agreement and $50,000 on the fifth anniversary of the Third License Agreement and $75,000 on the sixth anniversary of the Third License Agreement, respectively. Each payment may be credited against royalties made during each such twelve month period.
•	License maintenance fee of $100,000 on the seventh and each subsequent anniversary of the Third License Agreement. Each payment may be credited against royalties made during each such twelve month period.

License payments are expensed as incurred and recorded in research and development expense.

2014 Alt. Spl. License Agreements

On December 7, 2013, we entered into two separate worldwide exclusive license agreements with M.I.T. and its David H. Koch Institute for Integrative Cancer Research at M.I.T. and its Department of Biology, Einstein, and Montefiore Medical Center (“Montefiore” and, together with M.I.T. and Einstein, the “Alt. Spl. Licensors”). The diagnostic license agreement (the “Alt. Spl. Diagnostic License Agreement”) covers pending patent applications, patent disclosures, and technology surrounding discoveries of alternatively spliced mRNA and protein isoform markers for the diagnosis and prognosis of cancer through the epithelial to mesenchymal transition (“EMT”) in epithelial solid tumor cancers. The therapeutic license agreement (the “Alt. Spl. Therapeutic License Agreement” and, together with the Diagnostic License Agreement, the “2014 Alt. Spl. License Agreements”) covers pending patent applications, patent disclosures, and technology surrounding discoveries of alternatively spliced mRNA and protein isoform markers for the treatment and/or prevention of cancer through the EMT in epithelial solid tumor cancers. The 2014 Alt. Spl. License Agreements call for certain customary payments such as a license signing fee, reimbursement of patent expenses, annual license maintenance fees, milestone payments, and the payment of royalties on sales of products or services covered under the agreement.

Pursuant to the Diagnostic Alt. Splicing Agreement, we are obligated to make the following royalties and payments to the MIT:

•	Royalty payment of a specified percentage of net sales.
•	Minimum royalty payment of a specified percentage of net sales in case MetaStat pays royalties to unaffiliated third parties for patent rights.
•	Non-refundable license fees of $15,000 upon execution of the Therapeutic Alt. Spl. Agreement
•	License Maintenance fee of $10,000, $15,000, $25,000, $37,500, and $50,000 beginning on January 1, 2015 and on the second, third, fourth, and fifth anniversary respectively. Each payment will be credited against royalties made during each such twelve month period.
•	License maintenance fee of $50,000 each year thereafter that the license is in effect. Each payment will be credited against royalties made during each such twelve month period.

Pursuant to the Therapeutic Alt. Splicing Agreement, we are obligated to make the following royalties and payments to the MIT:

•	Royalty payment of a specified percentage of net sales.
•	Minimum royalty payment of a specified percentage of net sales in case MetaStat pays royalties to unaffiliated third parties for patent rights.
•	Non-refundable license fees of $5,000 upon execution of the Therapeutic Alt. Spl. Agreement
•	No license maintenance fees shall be due for as long as the Diagnostic Alt. Spl. License Agreement is in effect.

License payments are expensed as incurred and recorded in research and development expense.

Lease Agreements

Effective as of September 1, 2013, the Company entered into an agreement of lease with Long Island High Technology Incubator, Inc. in connection with the Company’s new drug discovery research facility located in Stony Brook, New York. The term of the lease is for one year, from September 1, 2013 through August 31, 2014, and the rent payable thereunder is $28,000 per year, payable in monthly installments of $2,333.